PROMISSORY NOTE (Details Narrative) - DT Cloud Acquisition Corporation [Member] - USD ($)	Jun. 30, 2025	Jun. 25, 2025	Jun. 18, 2025	May 27, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Unsecured promissory notes		$ 92,689	$ 251,327	$ 201,959
Secured debt, current	$ 545,975